Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction
Trade receivables	$ 3,694	$ 6,251
Other receivables	705	2,230
Other current assets from related parties	15,192	14,793
KNOT and affiliates
Related Party Transaction
Trade receivables	1	804
Related Party
Related Party Transaction
Other receivables	705	2,230
Other current assets from related parties	1,318	1,325
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	1	804
Other receivables	672	1,803
Related Party | KOAS
Related Party Transaction
Trade receivables	1,317	521
Other receivables	$ 33	$ 427